Goodwill and Intangible Assets (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill
Beginning balance			$ 3,961,122	$ 3,961,122	$ 3,961,122
Ending balance	$ 45,658,000		$ 45,658,000		$ 3,961,122	$ 3,961,122
Total intangible assets
Weighted Average Amortization Period (Years)			10 years 6 months		13 years 2 months 12 days
Gross Intangible Assets	15,339,000		$ 15,339,000		$ 10,723,915	10,723,915
Accumulated Amortization	(6,893,000)		(6,893,000)		(6,219,507)	(5,320,959)
Total intangible assets	8,446,000		8,446,000		4,504,408	5,402,956
Amortization expense for intangible assets	200,000	$ 200,000	700,000	$ 700,000	898,548	3,385,613	$ 882,120
Estimated future amortization expense of intangible assets
Remaining period in 2021 (three months)	611,000		611,000
Year ended December 31, 2022	2,057,000		2,057,000
Year ended December 31, 2023	1,659,000		1,659,000
Year ended December 31, 2024	1,442,000		1,442,000
Year ended December 31, 2025	1,017,000		1,017,000
Thereafter	1,660,000		1,660,000
Total intangible assets	8,446,000		$ 8,446,000		$ 4,504,408	5,402,956
Trade and domain names
Total intangible assets
Weighted Average Amortization Period (Years)			14 years 3 months 18 days		15 years
Gross Intangible Assets	7,713,000		$ 7,713,000		$ 7,255,381	7,255,381
Accumulated Amortization	(3,917,000)		(3,917,000)		(3,556,000)
Total intangible assets	3,796,000		3,796,000		3,699,000
Estimated future amortization expense of intangible assets
Total intangible assets	3,796,000		$ 3,796,000		$ 3,699,000
Software technology
Total intangible assets
Weighted Average Amortization Period (Years)			7 years 8 months 12 days		9 years 4 months 24 days
Gross Intangible Assets	5,694,000		$ 5,694,000		$ 3,468,534	$ 3,468,534
Accumulated Amortization	(2,976,000)		(2,976,000)		(2,663,000)
Total intangible assets	2,718,000		2,718,000		806,000
Estimated future amortization expense of intangible assets
Total intangible assets	2,718,000		$ 2,718,000		$ 806,000
Customer relationships
Total intangible assets
Weighted Average Amortization Period (Years)			3 years 4 months 24 days
Gross Intangible Assets	1,932,000		$ 1,932,000
Accumulated Amortization	0		0
Total intangible assets	1,932,000		1,932,000
Estimated future amortization expense of intangible assets
Total intangible assets	$ 1,932,000		1,932,000
TLH
Changes in goodwill
Acquisition of			14,648,000
Sprout
Changes in goodwill
Acquisition of			$ 27,049,000